Shareholders' Equity	12 Months Ended
Aug. 29, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders' Equity

Repurchase of Common Stock

On July 26, 2011, we paid $150 million to repurchase 19.7 million shares of our common stock at $7.60 per share.

Capped Calls

Issued and Outstanding Capped Calls: In July 2011, we entered into capped call transactions (the "2031 Capped Calls") that have an initial strike price which was set to equal, subject to certain adjustments, the initial conversion price of the 2031 Notes. The 2031 Capped Calls are in four equal tranches. In April 2012, we entered into capped call transactions (the "2032C Capped Calls" and "2032D Capped Calls," collectively the "2032 Capped Calls") that have an initial strike price which was set to be, subject to certain adjustments, slightly higher than the initial conversion prices of the 2032C Notes and the 2032D Notes.  The 2032C and 2032D Capped Calls are each in four tranches. On February 6, 2013 and February 12, 2013, we entered into capped call transactions (the "2033E Capped Calls" and "2033F Capped Calls," collectively the "2033 Capped Calls") that have an initial strike price which was set to equal, subject to certain adjustments, the initial conversion price of the 2033 Notes.  We paid $57 million, $103 million and $48 million, to purchase the 2031, 2032 and 2033 Capped Calls, respectively. The capped calls transactions are considered capital transactions and the related cost was recorded as a charge to additional capital. The 2031, 2032 and 2033 Capped Calls are intended to reduce the effect of potential dilution upon conversion of the 2031, 2032 and 2033 Notes, respectively and may be settled in shares or cash, at our election.

The following table presents information related to the issued and outstanding capped calls as of August 29, 2013.

Capped Calls				Strike Price[1]	Cap Price Range		Common Shares Covered	Value at Expiration[2]
	Expiration Dates				Low	High		Minimum	Maximum
2031	Jul 2014	-	Feb 2016	$9.50	$11.40	$13.17	72.6	$—	$207
2032C	May 2016	-	Nov 2017	9.80	14.26	15.69	56.3	—	307
2032D	Nov 2016	-	May 2018	10.16	14.62	16.04	44.3	—	244
2033E	Jan 2018	-	Feb 2018	10.93	14.51	14.51	27.5	—	98
2033F	Jan 2020	-	Feb 2020	10.93	14.51	14.51	27.5	—	98
							228.2	$—	$954
[1] Initial strike prices are subject to certain adjustments

[2]
Settlement in cash on the respective expiration dates would result in us receiving an amount ranging from zero, if the market price per share of our common stock is at or below the respective low strike price, to the respective maximum amount if the market price per share of our common stock is at or above the respective high cap price. If share settlement were elected, the number of shares repurchased would be determined by the value of the capped calls at the time of settlement divided by the share price on the settlement date.

Settlement of Capped Calls: Concurrent with the issuance in April 2009 of our 4.25% Convertible Senior Notes due 2013, we entered into capped call transactions (the "2013 Capped Calls") covering approximately 45.2 million shares of common stock with an initial strike price of approximately $5.08 per share and a cap price of $6.64 per share.  The 2013 Capped Calls expired in October 2012 and November 2012.  We elected cash settlement and received $24 million in 2013.

Concurrent with the offering of the 2014 Notes, we purchased capped calls with a strike price of approximately $14.23 per share and various expiration dates between November 2011 and December 2012 (the "2014 Capped Calls").  In the first six months of 2012, 2014 Capped Calls covering 30.4 million shares expired according to their terms.  In April 2012, we settled the remaining 2014 Capped Calls, covering 60.9 million shares, and received a de minimis payment.

Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), net of tax, attributable to Micron shareholders at the end of each year, as well as other comprehensive income for the year ended August 29, 2013, were as follows:

	As of August 30, 2012	Other Comprehensive Income (Loss)	As of August 29, 2013
Cumulative foreign currency translation adjustments	$49	$(5)	$44
Gain (loss) on derivatives, net	31	(10)	21
Gain (loss) on investments, net	1	(1)	—
Pension liability adjustments	(1)	(1)	(2)
Accumulated other comprehensive income	$80	$(17)	$63